Stock-Based Compensation and Other Benefit Plans - Assumptions Used to Calculate Fair Values (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
2009 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		35.90%
Expected volatility, minimum	33.60%
Expected volatility, maximum	36.40%
Expected dividend yield	2.50%	2.50%
Expected term (years)		6 years
Risk-free interest rate, minimum	1.89%	0.89%
Risk-free interest rate, maximum	2.69%	1.41%
Weighted average grant date fair value	$ 5.44	$ 5.22
2009 Equity Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years
2009 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 6 months
2013 Plan Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	30.00%
Expected dividend yield	2.50%
Risk-free interest rate, minimum	2.03%
Risk-free interest rate, maximum	2.20%
Weighted average grant date fair value	$ 4.09
2013 Plan Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years
2013 Plan Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 6 months